Income Tax Expense - Summary of Income Tax Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense:
Current year	₩ 181,348	₩ 392,192	₩ 273,936
Current tax of prior years	102,033	(22,271)	(11,590)
Current tax expense	283,381	369,921	262,346
Deferred tax expense:
Changes in net deferred tax assets	63,796	4,749	79,896
Income tax expense
Tax expense of continuing operation	₩ 347,177	₩ 374,670	₩ 342,242